Share-based payments - Disclosure of reconciliation of BCEs (Details) - shares						12 Months Ended	110 Months Ended
	May 14, 2018	Mar. 15, 2018	Nov. 20, 2017	Jan. 23, 2017	Nov. 07, 2016	Dec. 31, 2025	Dec. 31, 2025
Total BCEs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)						330,179
Number of instruments issued (in shares)						0	496,965
Number of instruments lapsed (in shares)						0
Number of instruments exercised (in shares)						(122,500)
Number of instruments outstanding, ending balance (in shares)						207,679	207,679
Number of instruments exercisable (in shares)						157,148	157,148
Maximum number of shares to be issued if all conditions are met (in shares)						207,679	207,679
BCE-2016-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)						18,796
Number of instruments issued (in shares)					84,000	0
Number of instruments lapsed (in shares)						0
Number of instruments exercised (in shares)						(18,796)
Number of instruments outstanding, ending balance (in shares)						0	0
Number of instruments exercisable (in shares)						0	0
Maximum number of shares to be issued if all conditions are met (in shares)						0	0
BCE-2017-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)						67,000
Number of instruments issued (in shares)				67,374		0
Number of instruments lapsed (in shares)						0
Number of instruments exercised (in shares)						(33,313)
Number of instruments outstanding, ending balance (in shares)						33,687	33,687
Number of instruments exercisable (in shares)						33,687	33,687
Maximum number of shares to be issued if all conditions are met (in shares)						33,687	33,687
BCE-2017-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)						112,500
Number of instruments issued (in shares)			150,000			0
Number of instruments lapsed (in shares)						0
Number of instruments exercised (in shares)						0
Number of instruments outstanding, ending balance (in shares)						112,500	112,500
Number of instruments exercisable (in shares)						112,500	112,500
Maximum number of shares to be issued if all conditions are met (in shares)						112,500	112,500
BCE-2017-4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)						67,373
Number of instruments issued (in shares)			67,374			0
Number of instruments lapsed (in shares)						0
Number of instruments exercised (in shares)						(33,686)
Number of instruments outstanding, ending balance (in shares)						33,687	33,687
Number of instruments exercisable (in shares)						0	0
Maximum number of shares to be issued if all conditions are met (in shares)						33,687	33,687
BCE-2017-5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)						33,687
Number of instruments issued (in shares)			67,374			0
Number of instruments lapsed (in shares)						0
Number of instruments exercised (in shares)						(16,843)
Number of instruments outstanding, ending balance (in shares)						16,844	16,844
Number of instruments exercisable (in shares)						0	0
Maximum number of shares to be issued if all conditions are met (in shares)						16,844	16,844
BCE-2018-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)						11,980
Number of instruments issued (in shares)		22,000				0
Number of instruments lapsed (in shares)						0
Number of instruments exercised (in shares)						(9,440)
Number of instruments outstanding, ending balance (in shares)						2,540	2,540
Number of instruments exercisable (in shares)						2,540	2,540
Maximum number of shares to be issued if all conditions are met (in shares)						2,540	2,540
BCE-2018-4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)						16,843
Number of instruments issued (in shares)	16,843					0
Number of instruments lapsed (in shares)						0
Number of instruments exercised (in shares)						(8,422)
Number of instruments outstanding, ending balance (in shares)						8,421	8,421
Number of instruments exercisable (in shares)						8,421	8,421
Maximum number of shares to be issued if all conditions are met (in shares)						8,421	8,421
BCE-2018-5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)						2,000
Number of instruments issued (in shares)	22,000					0
Number of instruments lapsed (in shares)						0
Number of instruments exercised (in shares)						(2,000)
Number of instruments outstanding, ending balance (in shares)						0	0
Number of instruments exercisable (in shares)						0	0
Maximum number of shares to be issued if all conditions are met (in shares)						0	0